Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Deferred Tax Liabilities [Abstract]
Balance at beginning	RM 7,237,031	$ 1,532,620	RM 18,348,653	RM 18,348,653
Recognised in profit or loss	(950,839)		RM 11,814,652	(11,111,622)
Balance at ending	RM 6,286,192	$ 1,403,168		RM 7,237,031